Financial Instruments (Schedule of Analyses Financial Instruments Carried at Fair Value) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	₪ (18)	₪ (17)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(18)	(17)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(18)	(17)
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(18)	(17)
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial assets at fair value through profit or loss Current investments in debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	361	282
Financial assets at fair value through profit or loss Current investments in debt securities [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	361	282
Financial assets at fair value through profit or loss Current investments in debt securities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Current investments in debt securities [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	3	2
Financial assets at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	3	2
Financial assets at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	364	284
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	361	282
Financial assets at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	3	2
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets